Consolidated Statements of Financial Position ₪ in Thousands, $ in Thousands	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)
Current assets:
Cash and cash equivalents	₪ 17,817	$ 5,139	₪ 3,797
Accounts receivables:
Trade receivables	354	102	217
Other	3,543	1,022	3,568
Inventory	700	202	487
Total current assets	22,414	6,465	8,069
Non-current assets:
Restricted deposit	503	145	557
Long term-receivables	92	27	168
Property and equipment, net	3,582	1,033	4,008
Intangible assets, net	1,454	419	1,631
Total non-current assets	5,631	1,624	6,364
Total assets	28,045	8,089	14,433
Accounts payable:
Trade payables	2,922	843	5,189
Accrued liabilities and other	1,996	576	1,617
Total current liabilities	4,918	1,419	6,806
Non-current liabilities:
Debentures at fair value	12,639	3,645
Derivatives	141	41
Royalties to the Israel Innovation Authority	1,203	345	2,181
Long-term payables	61	18	286
Total non-current liabilities	14,044	4,049	2,467
Commitments and contingent liabilities
Total liabilities	18,962	5,468	9,273
Equity:
Ordinary shares	4,998	1,442	3,207
Additional paid in capital and warrants	178,467	51,476	159,864
Accumulated deficit	(174,382)	(50,297)	(157,911)
Total equity	9,083	2,621	5,160
Total liabilities and equity	₪ 28,045	$ 8,089	₪ 14,433